Quarterly Holdings Report
for
VIP Hedged Equity Portfolio
September 30, 2025
VHEI-NPRT3-1125
1.9911022.100
Common Stocks - 97.0%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	315	3,610
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	4,063
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	197	3,154
Capital Markets - 0.0%
XP Inc Class A	85	1,597
TOTAL BRAZIL		4,751
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	46	2,950
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	108	6,150
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	16	1,734
TOTAL CANADA		10,834
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	67	2,157
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	21	2,549
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	13	1,605
SWITZERLAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity PLC	142	31,173
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	5	1,823
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	18	4,572
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	55	2,170
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	27	1,899
TOTAL UNITED KINGDOM		8,641
UNITED STATES - 96.3%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent Inc (a)	126	4,706
Iridium Communications Inc	56	978
Verizon Communications Inc	1,161	51,026
		56,710
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class A (a)	38	3,618
Netflix Inc (a)	70	83,925
ROBLOX Corp Class A (a)	18	2,493
Roku Inc Class A (a)	17	1,702
Spotify Technology SA (a)	7	4,886
Walt Disney Co/The	352	40,304
Warner Music Group Corp Class A	46	1,567
		138,495
Interactive Media & Services - 7.4%
Alphabet Inc Class A	1,540	374,374
Meta Platforms Inc Class A	323	237,205
Pinterest Inc Class A (a)	48	1,544
		613,123
Media - 0.1%
Liberty Broadband Corp Class A (a)	17	1,077
New York Times Co/The Class A	35	2,009
Nexstar Media Group Inc	7	1,384
Paramount Skydance Corp Class B	199	3,765
Sirius XM Holdings Inc	46	1,070
		9,305
TOTAL COMMUNICATION SERVICES		817,633

Consumer Discretionary - 9.7%
Automobile Components - 0.1%
BorgWarner Inc	35	1,539
Gentex Corp	44	1,244
Lear Corp	19	1,912
		4,695
Automobiles - 2.2%
Rivian Automotive Inc Class A (a)	114	1,674
Tesla Inc (a)	395	175,664
Thor Industries Inc	10	1,037
		178,375
Broadline Retail - 3.9%
Amazon.com Inc (a)	1,446	317,499
Ollie's Bargain Outlet Holdings Inc (a)	10	1,284
		318,783
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (a)	3	966
Service Corp International/US	34	2,829
		3,795
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (a)	141	17,120
Aramark	41	1,574
Caesars Entertainment Inc (a)	65	1,757
Churchill Downs Inc	18	1,746
DraftKings Inc Class A (a)	33	1,234
Hilton Worldwide Holdings Inc	124	32,171
Hyatt Hotels Corp Class A	26	3,690
McDonald's Corp	144	43,761
Planet Fitness Inc Class A (a)	14	1,453
Starbucks Corp	277	23,434
Texas Roadhouse Inc	25	4,154
Viking Holdings Ltd (a)	34	2,113
Wyndham Hotels & Resorts Inc	18	1,438
		135,645
Household Durables - 0.2%
KB Home	20	1,273
Somnigroup International Inc	50	4,217
Toll Brothers Inc	53	7,321
TopBuild Corp (a)	5	1,954
Whirlpool Corp	18	1,415
		16,180
Specialty Retail - 1.5%
AutoNation Inc (a)	11	2,406
Bath & Body Works Inc	64	1,649
Burlington Stores Inc (a)	10	2,545
Carvana Co Class A (a)	5	1,886
Chewy Inc Class A (a)	60	2,427
Dick's Sporting Goods Inc	8	1,778
Five Below Inc (a)	11	1,702
Floor & Decor Holdings Inc Class A (a)	45	3,317
Home Depot Inc/The	200	81,038
Lithia Motors Inc Class A	4	1,264
Murphy USA Inc	4	1,553
Penske Automotive Group Inc	7	1,217
Ross Stores Inc	157	23,925
Valvoline Inc (a)	30	1,077
		127,784
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	281	19,594
TOTAL CONSUMER DISCRETIONARY		804,851

Consumer Staples - 5.1%
Beverages - 0.2%
Constellation Brands Inc Class A	93	12,525
Primo Brands Corp Class A	62	1,370
		13,895
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores Inc	2	1,131
Costco Wholesale Corp	88	81,455
Walmart Inc	819	84,407
		166,993
Food Products - 0.7%
Campbell's Company/The	269	8,495
General Mills Inc	505	25,462
Ingredion Inc	10	1,221
Kraft Heinz Co/The	868	22,603
		57,781
Household Products - 1.1%
Kimberly-Clark Corp	147	18,278
Procter & Gamble Co/The	493	75,749
		94,027
Tobacco - 1.1%
Altria Group Inc	570	37,654
Philip Morris International Inc	326	52,877
		90,531
TOTAL CONSUMER STAPLES		423,227

Energy - 2.7%
Energy Equipment & Services - 0.2%
Halliburton Co	775	19,065
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp (a)	79	2,651
Cheniere Energy Inc	28	6,579
Chord Energy Corp	16	1,590
CNX Resources Corp (a)	56	1,799
Devon Energy Corp	538	18,862
DT Midstream Inc	35	3,957
Exxon Mobil Corp	821	92,568
HF Sinclair Corp	70	3,664
Marathon Petroleum Corp	133	25,634
Matador Resources Co	45	2,022
Occidental Petroleum Corp	554	26,177
Ovintiv Inc	129	5,209
Permian Resources Corp Class A	333	4,262
Range Resources Corp	86	3,237
Viper Energy Inc Class A	53	2,026
		200,237
TOTAL ENERGY		219,302

Financials - 13.5%
Banks - 3.3%
Bank of America Corp	1,434	73,980
Comerica Inc	33	2,261
Commerce Bancshares Inc/MO	29	1,733
Cullen/Frost Bankers Inc	14	1,775
East West Bancorp Inc	48	5,110
First Citizens BancShares Inc/NC Class A	3	5,367
First Horizon Corp	257	5,811
JPMorgan Chase & Co	470	148,252
Old National Bancorp/IN	129	2,832
Pinnacle Financial Partners Inc	24	2,251
SOUTHSTATE BANK CORP	52	5,141
Synovus Financial Corp	35	1,718
UMB Financial Corp	34	4,024
Valley National Bancorp	154	1,632
Webster Financial Corp	42	2,496
Western Alliance Bancorp	11	954
Zions Bancorp NA	57	3,225
		268,562
Capital Markets - 3.1%
Affiliated Managers Group Inc	23	5,484
Ares Management Corp Class A	40	6,396
Blue Owl Capital Inc Class A	131	2,218
Carlyle Group Inc/The	44	2,759
Coinbase Global Inc Class A (a)	40	13,500
Evercore Inc Class A	16	5,397
Franklin Resources Inc	420	9,715
Goldman Sachs Group Inc/The	72	57,337
Hamilton Lane Inc Class A	9	1,212
Houlihan Lokey Inc Class A	22	4,517
Janus Henderson Group PLC	39	1,735
Jefferies Financial Group Inc	75	4,907
Lazard Inc	19	1,002
LPL Financial Holdings Inc	8	2,662
Moody's Corp	71	33,830
Morningstar Inc	24	5,568
Nasdaq Inc	295	26,093
Northern Trust Corp	138	18,575
Robinhood Markets Inc Class A (a)	143	20,475
SEI Investments Co	51	4,327
Stifel Financial Corp	48	5,447
T Rowe Price Group Inc	187	19,194
TPG Inc Class A	33	1,896
Tradeweb Markets Inc Class A	50	5,549
		259,795
Consumer Finance - 0.1%
Ally Financial Inc	98	3,842
Credit Acceptance Corp (a)	2	933
OneMain Holdings Inc	37	2,089
SLM Corp	70	1,938
SoFi Technologies Inc Class A (a)	84	2,219
		11,021
Financial Services - 4.7%
Affirm Holdings Inc Class A (a)	26	1,900
Berkshire Hathaway Inc Class B (a)	308	154,845
Corebridge Financial Inc	100	3,205
Equitable Holdings Inc	133	6,754
Essent Group Ltd	18	1,144
Mastercard Inc Class A	158	89,872
MGIC Investment Corp	131	3,716
Mr Cooper Group Inc	8	1,686
Rocket Cos Inc Class A	86	1,667
Shift4 Payments Inc Class A (a)	17	1,316
Toast Inc Class A (a)	70	2,556
Visa Inc Class A	309	105,486
Voya Financial Inc	41	3,067
WEX Inc (a)	12	1,890
		379,104
Insurance - 2.1%
American Financial Group Inc/OH	16	2,332
Arthur J Gallagher & Co	109	33,762
Axis Capital Holdings Ltd	40	3,832
Fidelity National Financial Inc/US	32	1,936
Hanover Insurance Group Inc/The	9	1,635
Hartford Insurance Group Inc/The	225	30,013
Markel Group Inc (a)	4	7,645
Marsh & McLennan Cos Inc	192	38,694
MetLife Inc	377	31,053
Old Republic International Corp	72	3,058
Principal Financial Group Inc	201	16,665
Reinsurance Group of America Inc	14	2,690
Ryan Specialty Holdings Inc Class A	16	901
Unum Group	14	1,088
White Mountains Insurance Group Ltd	1	1,672
		176,976
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	348	3,407
Annaly Capital Management Inc	235	4,749
Rithm Capital Corp	119	1,355
Starwood Property Trust Inc	175	3,390
		12,901
TOTAL FINANCIALS		1,108,359

Health Care - 8.5%
Biotechnology - 2.0%
AbbVie Inc	319	73,862
Alnylam Pharmaceuticals Inc (a)	6	2,736
Amgen Inc	127	35,840
BioMarin Pharmaceutical Inc (a)	63	3,412
Cytokinetics Inc (a)	35	1,924
Exact Sciences Corp (a)	19	1,039
Gilead Sciences Inc	276	30,636
Halozyme Therapeutics Inc (a)	22	1,613
Insmed Inc (a)	20	2,880
Ionis Pharmaceuticals Inc (a)	34	2,224
Natera Inc (a)	9	1,449
Neurocrine Biosciences Inc (a)	15	2,106
Roivant Sciences Ltd (a)	249	3,767
United Therapeutics Corp (a)	5	2,096
		165,584
Health Care Equipment & Supplies - 1.5%
Align Technology Inc (a)	38	4,758
Envista Holdings Corp (a)	48	977
Globus Medical Inc Class A (a)	52	2,978
Hologic Inc (a)	163	11,001
Intuitive Surgical Inc (a)	91	40,698
Masimo Corp (a)	13	1,918
Medtronic PLC	421	40,096
Penumbra Inc (a)	5	1,267
Teleflex Inc	32	3,916
Zimmer Biomet Holdings Inc	132	13,002
		120,611
Health Care Providers & Services - 1.7%
Cencora Inc	97	30,315
CVS Health Corp	256	19,300
Encompass Health Corp	20	2,540
Ensign Group Inc/The	11	1,900
HCA Healthcare Inc	58	24,720
HealthEquity Inc (a)	10	948
Tenet Healthcare Corp (a)	8	1,624
UnitedHealth Group Inc	163	56,285
		137,632
Health Care Technology - 0.1%
Doximity Inc Class A (a)	25	1,828
Veeva Systems Inc Class A (a)	20	5,958
		7,786
Life Sciences Tools & Services - 0.1%
Avantor Inc (a)	104	1,298
Bio-Rad Laboratories Inc Class A (a)	7	1,963
Illumina Inc (a)	19	1,804
Medpace Holdings Inc (a)	4	2,057
QIAGEN NV	46	2,055
		9,177
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	529	23,858
Eli Lilly & Co	124	94,612
Jazz Pharmaceuticals PLC (a)	10	1,318
Johnson & Johnson	483	89,558
Merck & Co Inc	560	47,001
Royalty Pharma PLC Class A	65	2,293
		258,640
TOTAL HEALTH CARE		699,430

Industrials - 7.9%
Aerospace & Defense - 2.2%
AeroVironment Inc (a)	6	1,889
ATI Inc (a)	18	1,464
Boeing Co (a)	151	32,590
BWX Technologies Inc	13	2,397
Curtiss-Wright Corp	10	5,429
GE Aerospace	201	60,466
General Dynamics Corp	89	30,349
HEICO Corp	21	6,779
Hexcel Corp	45	2,822
Northrop Grumman Corp	46	28,029
Spirit AeroSystems Holdings Inc Class A (a)	51	1,969
StandardAero Inc (a)	70	1,910
Woodward Inc	16	4,043
		180,136
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	139	17,040
GXO Logistics Inc (a)	33	1,745
		18,785
Building Products - 0.5%
A O Smith Corp	141	10,351
Advanced Drainage Systems Inc	14	1,942
Armstrong World Industries Inc	16	3,136
Carlisle Cos Inc	10	3,290
Fortune Brands Innovations Inc	41	2,189
Masco Corp	201	14,148
Owens Corning	32	4,527
Trex Co Inc (a)	20	1,033
UFP Industries Inc	12	1,122
		41,738
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (a)	13	3,019
MSA Safety Inc	7	1,204
Republic Services Inc	136	31,209
Rollins Inc	248	14,568
Tetra Tech Inc	41	1,369
		51,369
Construction & Engineering - 0.1%
AECOM	21	2,740
Comfort Systems USA Inc	2	1,650
MasTec Inc (a)	12	2,554
		6,944
Electrical Equipment - 0.5%
Acuity Inc	8	2,755
GE Vernova Inc	47	28,900
nVent Electric PLC	42	4,143
Regal Rexnord Corp	11	1,578
Vertiv Holdings Co Class A	35	5,280
		42,656
Ground Transportation - 0.8%
JB Hunt Transport Services Inc	71	9,526
Knight-Swift Transportation Holdings Inc	100	3,951
Landstar System Inc	28	3,432
Lyft Inc Class A (a)	57	1,255
Ryder System Inc	6	1,132
Saia Inc (a)	3	898
U-Haul Holding Co Class N	39	1,985
Uber Technologies Inc (a)	391	38,306
XPO Inc (a)	20	2,585
		63,070
Industrial Conglomerates - 0.5%
Honeywell International Inc	203	42,732
Machinery - 1.5%
AGCO Corp	11	1,178
Allison Transmission Holdings Inc	36	3,056
Caterpillar Inc	113	53,918
CNH Industrial NV Class A	552	5,989
Dover Corp	161	26,860
Graco Inc	48	4,078
IDEX Corp	101	16,439
ITT Inc	29	5,184
Lincoln Electric Holdings Inc	7	1,651
Middleby Corp/The (a)	8	1,062
Oshkosh Corp	15	1,946
RBC Bearings Inc (a)	4	1,561
Toro Co/The	20	1,524
		124,446
Marine Transportation - 0.0%
Kirby Corp (a)	14	1,168
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	15	746
American Airlines Group Inc (a)	274	3,080
Delta Air Lines 1991 Series K Pass Through Trust	232	13,166
		16,992
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp Class A	14	1,399
CACI International Inc (a)	3	1,496
ExlService Holdings Inc (a)	21	925
FTI Consulting Inc (a)	6	970
Parsons Corp (a)	14	1,161
Paychex Inc	197	24,972
Paylocity Holding Corp (a)	6	956
SS&C Technologies Holdings Inc	69	6,124
TransUnion	40	3,351
		41,354
Trading Companies & Distributors - 0.3%
Air Lease Corp Class A	21	1,336
Applied Industrial Technologies Inc	10	2,611
Core & Main Inc Class A (a)	31	1,669
Ferguson Enterprises Inc	35	7,860
Watsco Inc	10	4,043
Wesco International Inc	18	3,807
		21,326
TOTAL INDUSTRIALS		652,716

Information Technology - 33.0%
Communications Equipment - 1.1%
Arista Networks Inc	209	30,453
Cisco Systems Inc	842	57,610
		88,063
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics Inc (a)	20	2,420
Coherent Corp (a)	20	2,154
Flex Ltd (a)	72	4,174
Littelfuse Inc	8	2,072
Novanta Inc (a)	17	1,703
TD SYNNEX Corp	16	2,620
		15,143
IT Services - 0.7%
Amdocs Ltd	45	3,692
Cloudflare Inc Class A (a)	12	2,575
IBM Corporation	164	46,274
MongoDB Inc Class A (a)	4	1,242
Okta Inc Class A (a)	16	1,467
Snowflake Inc (a)	12	2,707
Twilio Inc Class A (a)	27	2,702
		60,659
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (a)	269	43,522
Amkor Technology Inc	157	4,459
Broadcom Inc	687	226,648
Enphase Energy Inc (a)	41	1,450
Entegris Inc	55	5,085
Intel Corp (a)	730	24,492
Lam Research Corp	355	47,535
MACOM Technology Solutions Holdings Inc (a)	7	870
Marvell Technology Inc	38	3,195
Micron Technology Inc	190	31,791
MKS Inc	45	5,570
NVIDIA Corp	3,379	630,454
Onto Innovation Inc (a)	21	2,714
Qorvo Inc (a)	13	1,183
QUALCOMM Inc	207	34,437
Texas Instruments Inc	181	33,255
		1,096,660
Software - 11.3%
Adobe Inc (a)	95	33,511
Appfolio Inc Class A (a)	4	1,103
AppLovin Corp Class A (a)	43	30,897
Atlassian Corp Class A (a)	12	1,916
Bentley Systems Inc Class B	22	1,133
Crowdstrike Holdings Inc Class A (a)	47	23,048
Docusign Inc (a)	18	1,298
Dropbox Inc Class A (a)	36	1,088
Dynatrace Inc (a)	62	3,004
Gitlab Inc Class A (a)	37	1,668
Guidewire Software Inc (a)	12	2,758
HubSpot Inc (a)	6	2,807
Intuit Inc	54	36,877
Manhattan Associates Inc (a)	5	1,025
Microsoft Corp	1,095	567,155
Nutanix Inc Class A (a)	31	2,306
Oracle Corp	243	68,341
Palantir Technologies Inc Class A (a)	347	63,300
Palo Alto Networks Inc (a)	136	27,692
Procore Technologies Inc (a)	14	1,021
Salesforce Inc	201	47,637
Samsara Inc Class A (a)	45	1,676
SentinelOne Inc Class A (a)	86	1,514
Strategy Inc Class A (a)	4	1,289
UiPath Inc Class A (a)	74	990
Unity Software Inc (a)	36	1,441
Zoom Communications Inc Class A (a)	51	4,208
Zscaler Inc (a)	16	4,795
		935,498
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	2,060	524,538
TOTAL INFORMATION TECHNOLOGY		2,720,561

Materials - 1.8%
Chemicals - 1.2%
Ecolab Inc	126	34,506
Linde PLC	117	55,575
RPM International Inc	29	3,419
Westlake Corp	25	1,926
		95,426
Construction Materials - 0.0%
CRH PLC	70	8,393
Eagle Materials Inc	6	1,398
		9,791
Containers & Packaging - 0.2%
AptarGroup Inc	33	4,411
Crown Holdings Inc	61	5,893
Graphic Packaging Holding CO	169	3,307
Sealed Air Corp	29	1,025
Silgan Holdings Inc	30	1,290
		15,926
Metals & Mining - 0.4%
Carpenter Technology Corp	5	1,227
Cleveland-Cliffs Inc (a)	134	1,635
Newmont Corp	257	21,668
Reliance Inc	13	3,651
Royal Gold Inc	8	1,605
		29,786
TOTAL MATERIALS		150,929

Real Estate - 1.8%
Diversified REITs - 0.0%
WP Carey Inc	76	5,135
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	54	2,280
Industrial REITs - 0.2%
EastGroup Properties Inc	26	4,401
First Industrial Realty Trust Inc	36	1,853
Lineage Inc	32	1,236
Rexford Industrial Realty Inc	122	5,016
STAG Industrial Inc Class A	73	2,576
		15,082
Office REITs - 0.0%
Vornado Realty Trust	29	1,175
Real Estate Management & Development - 0.1%
Howard Hughes Holdings Inc (a)	22	1,808
Jones Lang LaSalle Inc (a)	13	3,878
Zillow Group Inc Class A (a)	14	1,042
		6,728
Residential REITs - 0.7%
American Homes 4 Rent Class A	118	3,923
AvalonBay Communities Inc	145	28,010
Equity LifeStyle Properties Inc	72	4,370
Invitation Homes Inc	645	18,918
Sun Communities Inc	52	6,708
		61,929
Retail REITs - 0.6%
Agree Realty Corp	74	5,257
Brixmor Property Group Inc	112	3,100
Kimco Realty Corp	727	15,885
NNN REIT Inc	68	2,895
Regency Centers Corp	253	18,444
		45,581
Specialized REITs - 0.2%
CubeSmart	126	5,123
Gaming and Leisure Properties Inc	115	5,360
Lamar Advertising Co Class A	21	2,571
		13,054
TOTAL REAL ESTATE		150,964

Utilities - 2.4%
Electric Utilities - 1.7%
Constellation Energy Corp	55	18,099
Entergy Corp	269	25,068
Exelon Corp	633	28,491
NextEra Energy Inc	417	31,479
Southern Co/The	405	38,382
		141,519
Gas Utilities - 0.0%
National Fuel Gas Co	15	1,386
Multi-Utilities - 0.7%
Consolidated Edison Inc	300	30,156
DTE Energy Co	206	29,135
		59,291
TOTAL UTILITIES		202,196

TOTAL UNITED STATES		7,950,168
TOTAL COMMON STOCKS (Cost $7,325,030)		8,021,374

Domestic Equity Funds - 2.1%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $159,814)	254	170,002

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $27,187)	4.21	27,182	27,187

Purchased Options - 1.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	38	2,541,630	594	10/17/2025	1,519
Mini SPX Index	Chicago Board Options Exchange	40	2,675,400	629	12/19/2025	29,900
Mini SPX Index	Chicago Board Options Exchange	37	2,474,745	607	11/21/2025	10,342
Mini SPX Index	Chicago Board Options Exchange	27	1,805,895	430	7/17/2026	9,652
Mini SPX Index	Chicago Board Options Exchange	37	2,474,745	430	9/18/2026	16,669
Mini SPX Index	Chicago Board Options Exchange	41	2,742,285	410	8/21/2026	14,432

						82,514
TOTAL PURCHASED OPTIONS (Cost $153,527)						82,514

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,665,558)	8,301,077
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(33,356)
NET ASSETS - 100.0%	8,267,721

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,821,747	6,794,545	1,479	(15)	-	27,187	27,182	0.0%
Total	-	6,821,747	6,794,545	1,479	(15)	-	27,187

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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